UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02945
                                                     ---------

                          Centennial Money Market Trust
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--24.7%
--------------------------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--1.0%
Citibank NA:
5.315%, 10/25/07                                                                 $   100,000,000   $     99,986,563
5.32%, 10/25/07                                                                       83,000,000         83,000,000
5.50%, 11/14/07                                                                       25,000,000         24,999,699
                                                                                                   -----------------
                                                                                                        207,986,262
--------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--23.7%
ABN AMRO Bank NV, Chicago:
5.15%, 12/27/07                                                                      100,000,000        100,000,000
5.395%, 3/14/08                                                                      300,000,000        300,000,000
--------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, 5.33%, 11/2/07                                                  200,000,000        200,000,000
--------------------------------------------------------------------------------------------------------------------
Barclays US Funding LLC, 5.32%, 10/22/07                                             288,000,000        288,000,000
--------------------------------------------------------------------------------------------------------------------
Calyon, New York, 5.325%, 10/19/07                                                   268,000,000        268,000,000
--------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY:
5.15%, 12/24/07                                                                       60,000,000         60,000,000
5.25%, 10/15/07                                                                      168,000,000        168,000,000
5.44%, 12/19/07                                                                      185,000,000        185,000,000
--------------------------------------------------------------------------------------------------------------------
Dexia Credit Local, New York, 5.50%, 10/4/07                                         240,000,000        240,000,000
--------------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, Stamford CT:
5.32%, 10/12/07 1                                                                    200,000,000        200,000,000
5.48%, 11/19/07                                                                      123,000,000        123,000,000
5.52%, 11/28/07                                                                       47,000,000         47,000,000
--------------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York:
5%, 10/31/07                                                                         250,500,000        250,500,000
5.45%, 3/10/08                                                                       262,000,000        262,000,000
--------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York, 5.14%, 1/11/08                                     70,000,000         70,000,000
--------------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York, 5.32%, 11/1/07                                      180,000,000        180,000,000
--------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York:
5.13%, 1/31/08                                                                       135,200,000        135,200,000
5.44%, 3/13/08                                                                       180,000,000        180,000,000
--------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York:
5.465%, 12/19/07                                                                      90,000,000         90,000,000
5.55%, 11/30/07                                                                      212,000,000        212,000,000
--------------------------------------------------------------------------------------------------------------------
Societe Generale, New York, 5.33%, 10/31/07                                          150,000,000        150,000,000
--------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken NY, 5.33%, 11/5/07                                             125,000,000        125,000,000
--------------------------------------------------------------------------------------------------------------------
Swedbank AB, New York, 5.50%, 11/19/07                                               130,000,000        130,000,000
--------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 5.15%, 12/27/07                                      81,500,000         81,500,000
--------------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT:
5.455%, 3/7/08                                                                        45,000,000         45,000,000
5.48%, 3/7/08                                                                        304,000,000        304,000,000
5.55%, 2/1/08                                                                        214,700,000        214,700,000
--------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp., New York, 5.32%, 10/10/07                                     217,000,000        217,000,000
                                                                                                   -----------------
                                                                                                      4,825,900,000
                                                                                                   -----------------
Total Certificates of Deposit (Cost $5,033,886,262)                                                   5,033,886,262
--------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--26.9%
--------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. plc:
5.255%, 10/26/07 1                                                                   218,000,000        217,204,451
5.43%, 11/16/07 1                                                                     99,000,000         98,313,105


                        1 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
5.445%, 11/9/07 1                                                                $   100,000,000   $     99,410,125
--------------------------------------------------------------------------------------------------------------------
Bank of America NA, 5.275%, 2/15/08                                                   64,500,000         64,500,000
--------------------------------------------------------------------------------------------------------------------
Barclays US Funding LLC:
5.245%, 10/26/07                                                                      45,000,000         44,836,094
5.255%, 10/17/07                                                                     120,000,000        119,719,733
5.26%, 10/2/07                                                                       100,000,000         99,985,389
5.31%, 3/10/08                                                                        49,000,000         47,836,373
--------------------------------------------------------------------------------------------------------------------
Danske Corp.:
5.365%, 12/21/07 1                                                                   190,400,000        188,101,634
5.37%, 12/20/07 1                                                                     25,000,000         24,701,667
5.38%, 3/6/08 1                                                                      181,000,000        176,753,237
5.50%, 10/9/07 1                                                                      25,000,000         24,969,444
--------------------------------------------------------------------------------------------------------------------
Deutsche Bank Financial LLC:
5.25%, 10/24/07                                                                      375,000,000        373,742,188
5.25%, 10/25/07                                                                      200,000,000        199,300,000
--------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 5.32%, 11/20/07                                                  110,000,000        109,187,222
--------------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
5.09%, 12/21/07                                                                      155,500,000        153,719,136
5.13%, 1/4/08                                                                        175,000,000        172,630,938
--------------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, 5.25%, 10/26/07 1                              75,000,000         74,726,563
--------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
5.245%, 10/26/07                                                                      60,000,000         59,781,458
5.255%, 10/5/07                                                                       83,000,000         82,951,537
5.26%, 11/5/07                                                                        10,650,000         10,595,537
5.26%, 11/8/07                                                                       155,000,000        154,139,406
5.50%, 11/1/07                                                                        25,000,000         24,881,597
--------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc, Sydney:
5.25%, 10/26/07                                                                       51,800,000         51,611,146
5.46%, 10/11/07                                                                      100,000,000         99,848,333
--------------------------------------------------------------------------------------------------------------------
HSBC USA, Inc.:
5.30%, 1/31/08                                                                       170,000,000        166,946,611
5.30%, 3/10/08                                                                        79,500,000         77,615,629
5.365%, 2/29/08                                                                       76,000,000         74,289,757
--------------------------------------------------------------------------------------------------------------------
Nationwide Building Society:
5.25%, 10/22/07 1                                                                    113,500,000        113,152,406
5.25%, 10/26/07 1                                                                     54,000,000         53,803,125
5.255%, 10/9/07 1                                                                     63,500,000         63,425,846
5.66%, 12/13/07 1                                                                     75,000,000         74,139,208
--------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, Grand Cayman, 5.188%, 10/1/07                               300,000,000        300,000,000
--------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland plc:
5.41%, 7/21/08 2,3                                                                   125,000,000        125,078,285
5.50%, 10/4/07                                                                        23,000,000         22,989,458
--------------------------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 5.11%, 12/27/07 1                                                  127,000,000        125,431,656
--------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York:
5.09%, 12/28/07 1                                                                     30,000,000         29,626,733
5.21%, 10/9/07 1                                                                      75,000,000         74,913,167
--------------------------------------------------------------------------------------------------------------------
Societe Generale North America:
5.09%, 12/27/07                                                                       19,000,000         18,766,284
5.245%, 10/24/07                                                                      71,000,000         70,762,081
5.25%, 10/5/07                                                                       170,000,000        169,900,833
5.25%, 10/10/07                                                                       63,000,000         62,917,313


                        2 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
St. George Bank Ltd.:
5.25%, 10/15/07 1                                                                $   150,000,000   $    149,693,750
5.51%, 10/18/07 1                                                                     85,000,000         84,778,835
--------------------------------------------------------------------------------------------------------------------
Suntrust Bank, 5.44%, 4/2/08 3                                                        38,430,000         38,450,710
--------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, NY, 5.24%, 10/22/07                                            46,408,000         46,266,146
--------------------------------------------------------------------------------------------------------------------
Swedbank Mortgage AB:
5.425%, 11/8/07                                                                      119,000,000        118,318,560
5.425%, 11/9/07                                                                       73,000,000         72,570,973
5.50%, 10/4/07                                                                         5,770,000          5,767,355
5.50%, 12/14/07                                                                       69,500,000         68,714,264
--------------------------------------------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc.:
5.08%, 12/28/07 1                                                                    120,000,000        118,509,867
5.405%, 11/23/07 1                                                                   100,000,000         99,204,264
--------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.25%, 10/17/07                                                                      213,500,000        213,001,833
5.32%, 3/13/08                                                                        15,020,000         14,655,982
--------------------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 5.19%, 6/27/08 3                                                    43,850,000         43,855,855
                                                                                                   -----------------
Total Direct Bank Obligations (Cost $5,470,993,099)                                                   5,470,993,099
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--48.3%
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--25.0%
Amsterdam Funding Corp.:
5.31%, 10/23/07 1                                                                     12,000,000         11,961,060
5.36%, 10/2/07 1                                                                      35,000,000         34,994,789
--------------------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
5.29%, 10/12/07                                                                       73,000,000         72,882,004
5.30%, 10/3/07                                                                        36,000,000         35,987,600
5.40%, 10/4/07                                                                       162,700,000        162,626,785
5.70%, 10/1/07                                                                       140,000,000        140,000,000
--------------------------------------------------------------------------------------------------------------------
Concord Minutemen Capital Co. LLC:
5.30%, 10/31/07                                                                       59,000,000         58,739,417
5.31%, 11/7/07                                                                        30,000,000         29,836,275
6.20%, 10/23/07                                                                        6,200,000          6,178,214
6.50%, 10/18/07                                                                      122,000,000        121,626,047
6.50%, 10/19/07                                                                      199,900,000        199,251,825
--------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co.:
5.30%, 10/31/07                                                                       80,000,000         79,646,667
5.37%, 10/22/07                                                                       34,347,000         34,241,612
6.45%, 10/18/07                                                                      209,500,000        208,861,898
6.50%, 10/25/07                                                                       93,000,000         92,597,000
--------------------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 6.17%, 12/13/07 1                                             234,000,000        231,072,335
--------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC, 6.165%, 12/14/07                                149,805,000        147,906,596
--------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II:
5.27%, 10/15/07                                                                      148,000,000        147,696,682
5.27%, 10/26/07                                                                      100,000,000         99,634,028
--------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp.:
5.255%, 10/23/07 1                                                                    91,500,000         91,206,158
5.80%, 12/13/07 1                                                                     37,000,000         36,564,839
6.15%, 10/10/07 1                                                                    100,000,000         99,846,250
6.15%, 10/11/07 1                                                                     68,200,000         68,083,492
--------------------------------------------------------------------------------------------------------------------
GOVCO, Inc., 5.25%, 10/29/07 1                                                        50,000,000         49,795,833


                        3 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
Legacy Capital LLC:
5.30%, 11/9/07                                                                   $   167,000,000   $    166,041,142
5.40%, 10/16/07                                                                      128,050,000        127,761,888
--------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
5.26%, 10/18/07 1                                                                    180,000,000        179,552,900
5.30%, 10/22/07 1                                                                    128,000,000        127,604,267
5.31%, 11/7/07 1                                                                      50,000,000         49,727,125
6.40%, 10/19/07 1                                                                     60,000,000         59,808,000
--------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 6.15%, 10/19/07                                               76,000,000         75,766,300
--------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp.:
5.85%, 11/28/07 1                                                                     14,000,000         13,868,050
6%, 11/14/07 1                                                                       262,027,000        260,094,774
6.05%, 11/16/07 1                                                                    153,289,000        152,103,991
--------------------------------------------------------------------------------------------------------------------
Park Avenue Receivables Co. LLC:
6.05%, 12/17/07                                                                      184,000,000        181,618,989
6.09%, 10/12/07                                                                       50,000,000         49,906,958
6.165%, 12/14/07                                                                     175,000,000        172,782,313
--------------------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
5.27%, 10/5/07 1                                                                      36,000,000         35,978,920
5.27%, 10/24/07 1                                                                    150,000,000        149,496,236
--------------------------------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC:
5.35%, 10/11/07 1                                                                     92,487,000         92,349,554
5.35%, 10/12/07 1                                                                     32,500,000         32,446,872
6.42%, 10/5/07 1                                                                     105,000,000        104,925,100
--------------------------------------------------------------------------------------------------------------------
Saint Germain Holdings, Inc.:
5.30%, 11/9/07 2                                                                      55,000,000         54,684,208
5.31%, 11/8/07 2                                                                     150,000,000        149,159,250
5.35%, 11/5/07 2                                                                      80,000,000         79,583,889
--------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC:
5.28%, 10/29/07 1                                                                    178,300,000        177,567,781
5.29%, 11/2/07 1                                                                     125,000,000        124,412,222
5.31%, 11/9/07 1                                                                      40,000,000         39,769,900
--------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
5.32%, 11/1/07 1                                                                      70,062,000         69,741,038
6.50%, 10/17/07 1                                                                      6,500,000          6,481,222
--------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.90%, 11/19/07 1                                              100,000,000         99,196,944
                                                                                                   -----------------
                                                                                                      5,093,667,239
--------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.2%
Banc of America Securities LLC, 4.99%, 10/1/07 3                                     180,000,000        180,000,000
--------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.50%, 8/13/08 3                                            175,000,000        175,000,000
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 4.65%, 10/1/07 3                                               43,000,000         43,000,000
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Series C, 5.485%, 10/19/07 3                               50,000,000         50,003,707
                                                                                                   -----------------
                                                                                                        448,003,707
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Bank of America Corp., 5.21%, 3/14/08                                                 53,000,000         51,734,404


                        4 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.3%
Caterpillar Financial Services Corp., Series F, 5.36%, 4/17/08 3                 $    35,000,000   $     35,005,409
--------------------------------------------------------------------------------------------------------------------
SDB Capital LLC, Series 2006A, 5.23%, 10/1/07 3                                       31,215,000         31,215,000
                                                                                                   -----------------
                                                                                                         66,220,409
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.8%
General Electric Capital Services, 5.25%, 11/2/07                                     69,500,000         69,175,667
--------------------------------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc., 4.65%, 11/15/07 3                                  170,000,000        170,000,000
--------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.25%, 10/15/07                                                  110,000,000        109,775,417
--------------------------------------------------------------------------------------------------------------------
Prudential Funding LLC:
5.25%, 10/17/07 4                                                                    169,500,000        169,104,500
5.25%, 10/18/07 4                                                                     52,500,000         52,369,844
                                                                                                   -----------------
                                                                                                        570,425,428
--------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp. Revenue Bonds, Signal International
LLC Project, Series 2004A, 5.13%, 10/1/07 3                                           13,400,000         13,400,000
--------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Nestle Capital Corp., 5.22%, 3/7/08 1                                                133,000,000        129,952,970
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Heart Property LLC, Series 2001, 5.18%, 10/1/07 3                                      6,410,000          6,410,000
--------------------------------------------------------------------------------------------------------------------
INSURANCE--2.4%
ING America Insurance Holdings, Inc.:
5.25%, 10/9/07                                                                        47,000,000         46,945,167
5.25%, 10/10/07                                                                       50,000,000         49,934,375
5.25%, 10/17/07                                                                       55,000,000         54,871,667
5.255%, 10/19/07                                                                      27,000,000         26,929,058
5.26%, 10/29/07                                                                       50,000,000         49,795,444
5.27%, 11/5/07                                                                        50,000,000         49,743,819
5.50%, 11/19/07                                                                       70,000,000         69,475,972
5.55%, 12/10/07                                                                       20,000,000         19,784,167
--------------------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 5.843%, 10/15/07 3,4             50,000,000         50,000,000
--------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 5.853%, 9/12/08 3,4                69,400,000         69,400,000
                                                                                                   -----------------
                                                                                                        486,879,669
--------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--3.7%
American Honda Finance Corp.:
3.668%, 12/6/07 2,3                                                                  140,000,000        140,000,000
5.33%, 10/30/07 2,3                                                                   30,000,000         30,000,000
5.33%, 11/9/07 2,3                                                                    50,000,000         50,000,000
5.36%, 8/6/08 2,3                                                                     52,500,000         52,500,000
5.38%, 1/23/08 2,3                                                                    20,000,000         20,002,927
5.47%, 10/22/07 2,3                                                                   20,000,000         20,001,568
5.50%, 2/13/08 2,3                                                                    25,000,000         25,002,709
--------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
5.25%, 1/11/08                                                                        84,000,000         82,750,500
5.25%, 1/14/08                                                                       204,000,000        200,876,250


                        5 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
5.674%, 9/15/08 3                                                                $   125,000,000   $    125,000,000
                                                                                                   -----------------
                                                                                                        746,133,954
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL--0.1%
City Parc at Golden Triangle Ltd. Partnership, Series 2006, 5.23%, 10/4/07 3           5,525,000          5,525,000
--------------------------------------------------------------------------------------------------------------------
Intrepid Museum Foundation Revenue Bonds, Series 2006, 5.15%, 10/1/07 3                7,080,000          7,080,000
--------------------------------------------------------------------------------------------------------------------
Okolona Christian Church Project, Series 2002, 5.18%, 10/1/07 3                        6,756,000          6,756,000
                                                                                                   -----------------
                                                                                                         19,361,000
--------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.0%
D&H Enterprises of Ohio LLC, Series 2005, 5.18%, 10/1/07 3                             6,710,000          6,710,000
--------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--10.7%
Cooperative Assn. of Tractor Dealers, Inc., Series B:
5.35%, 10/5/07                                                                         9,500,000          9,494,353
5.40%, 10/2/07                                                                        65,000,000         64,990,250
6.40%, 10/30/07                                                                        4,003,000          3,982,362
6.40%, 11/5/07                                                                         4,680,000          4,650,880
--------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC:
5.26%, 10/1/07                                                                        50,000,000         50,000,000
5.26%, 10/3/07                                                                        90,000,000         89,973,700
5.26%, 10/5/07                                                                       100,000,000         99,941,556
5.28%, 11/1/07                                                                        68,000,000         67,690,827
5.32%, 7/15/08 2,3                                                                   100,000,000         99,984,231
5.355%, 10/26/07 2,3                                                                  50,000,000         50,000,514
--------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC:
5.34%, 8/6/08 2,3                                                                    175,000,000        174,970,370
5.538%, 8/15/08 2,3                                                                   70,000,000         69,981,704
5.54%, 12/3/07 2,3                                                                    85,000,000         84,997,082
5.548%, 12/20/07 2,3                                                                  89,000,000         88,996,172
--------------------------------------------------------------------------------------------------------------------
Parkland (USA) LLC:
5.34%, 7/16/08 2,3                                                                    20,000,000         19,998,422
5.34%, 7/21/08 2,3                                                                    50,000,000         49,995,997
5.674%, 12/12/07 2,3                                                                  40,000,000         39,998,422
--------------------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 5.186%, 1/22/08 2,3                                  156,500,000        156,500,000
--------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.25%, 10/24/07                                                                      100,000,000         99,664,583
5.25%, 10/25/07                                                                      100,000,000         99,650,000
5.25%, 10/29/07                                                                       30,000,000         29,877,500
5.26%, 10/10/07                                                                      100,000,000         99,868,500
5.26%, 11/5/07                                                                       200,000,000        198,977,222
--------------------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC:
5.80%, 11/19/07                                                                       47,830,000         47,452,409
5.92%, 11/30/07                                                                       90,000,000         89,112,000
6.10%, 12/7/07                                                                        88,376,000         87,372,687
6.10%, 12/17/07                                                                      140,000,000        138,173,389
6.15%, 12/14/07                                                                       44,269,000         43,709,364


                        6 | CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance LLC 2004-HM1A Trust,
Asset-Backed Certificates, Series 2004-H M1A, Cl. A, 5.655%, 10/25/07 3          $    18,810,573   $     18,810,433
                                                                                                   -----------------
                                                                                                      2,178,814,929
                                                                                                   -----------------
Total Short-Term Notes (Cost $9,817,713,709)                                                          9,817,713,709
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $20,322,593,070)                                          99.9%    20,322,593,070
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                              0.1         24,684,095
                                                                                 -----------------------------------
NET ASSETS                                                                                 100.0%  $ 20,347,277,165
                                                                                 ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $4,619,461,705, or 22.70% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,581,435,750 or 7.77% of the Trust's net assets as of September 30, 2007.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $340,874,344, which represents 1.68% of the Trust's net assets. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                        7 | CENTENNIAL MONEY MARKET TRUST


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007